8. RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes payable to related parties		$ 8,537	$ 8,105
Interest expense, related parties		240	339	$ 315
Consulting Fees		0	26,395	18,816
Mr. Newton [Member]
Consulting Fees		0	25,856	0
Mr. Michael Ranger [Member]
Consulting Fees		0	$ 0	$ 9,346
Vanadium [Member]
Deferred revenue		$ 300,000
Notes Payable To Related Party [Member]
Proceeds from note payable	$ 6,553
Interest rate	3.45%